Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 1,270,131	$ 4,278,124	$ 11,608,855
Short-term investments	9,953,042	7,034,569
Prepaid expenses and other receivables	11,621	15,242
Total current assets	11,830,556	12,126,396
Total assets	13,657,974	14,114,568
Current liabilities
Accrued expenses and other payables	250,565	242,528
Dividend payable	29,089	141,993
Total current liabilities	1,147,904	1,091,635
Total liabilities	1,635,207	1,401,907
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2022 - 14,630,813)	15	15
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,638,043 (2022 - 99,502,243)	100	100
Additional paid-in capital	541,258	540,582
Accumulated other comprehensive income (loss)	(490,055)	(383,276)
Retained earnings	7,118,516	7,225,987
Total shareholders' equity	8,709,418	8,921,421
Total liabilities and equity	13,657,974	14,114,568
Parent Company
Current assets
Cash and cash equivalents	10,037	104,926	$ 126,159	$ 56,666
Short-term investments	97,936	0
Prepaid expenses and other receivables	340	490
Amount due from subsidiaries	22,653	31,019
Dividends receivable	3,195	3,195
Total current assets	134,161	139,630
Investment in subsidiaries	8,614,568	8,813,550
Total assets	8,748,729	8,953,180
Current liabilities
Accrued expenses and other payables	3,533	4,617
Amount due to subsidiaries	6,689	4,035
Dividend payable	29,089	23,107
Total current liabilities	39,311	31,759
Total liabilities	39,311	31,759
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2022 - 14,630,813)	15	15
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,638,043 (2022 - 99,502,243)	100	100
Additional paid-in capital	541,258	540,582
Accumulated other comprehensive income (loss)	(490,055)	(383,276)
Retained earnings	8,658,100	8,764,000
Total shareholders' equity	8,709,418	8,921,421
Total liabilities and equity	$ 8,748,729	$ 8,953,180